Leases (Narrative) (Details) - Phillips 66 [Member] - USD ($) $ in Millions		12 Months Ended
	Dec. 01, 2014	Dec. 31, 2015
Operating Leases, Rent Expense, Net [Abstract]
Primary term of land lease, in years	40 years
Operating lease rental expense		$ 1.9